Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	$ 3,467	$ 5,031
Additions	5,718
Cash outflow (including interest)	(631)	(615)
Interest	114	61
Exchange difference	(68)	(44)
Ending balance	8,600	4,433
Lease liabilities, short-term	988	1,099	$ 1,002
Lease liabilities, long-term	7,612	3,334	$ 2,465
Properties (Offices)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	3,402	4,953
Additions	5,662
Cash outflow (including interest)	(616)	(605)
Interest	112	60
Exchange difference	(66)	(45)
Ending balance	8,494	4,363
Lease liabilities, short-term	954	1,080
Lease liabilities, long-term	7,540	3,283
Vehicles
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	65	78
Additions	56
Cash outflow (including interest)	(15)	(10)
Interest	2	1
Exchange difference	(2)	1
Ending balance	106	70
Lease liabilities, short-term	34	19
Lease liabilities, long-term	$ 72	$ 51